Derivative Financial Instruments and Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Embedded conversion option liabilities	$ 11,097	$ 371,532	$ 877,403
Fair value of liability for warrant derivative instruments			3,769
Total	11,097	371,532	881,172	$ 1,050,182
Fair Value, Inputs, Level 1 [Member]
Embedded conversion option liabilities
Fair value of liability for warrant derivative instruments
Total
Fair Value, Inputs, Level 2 [Member]
Embedded conversion option liabilities
Fair value of liability for warrant derivative instruments
Total
Fair Value, Inputs, Level 3 [Member]
Embedded conversion option liabilities	11,097	371,532	877,403
Fair value of liability for warrant derivative instruments			3,769
Total	$ 11,097	$ 371,532	$ 881,172